Deposits - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Other time deposits	$ 78,800,000	$ 78,800,000
Deposits of directors, members of senior management and their affiliates	6,200,000
Average daily clearings	5,900,000
Deposit with overdraft status	196,000	248,000
Brokered and CDARS Deposits	739,406,000	731,308,000
Brokered Deposits [Member]
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Brokered and CDARS Deposits	$ 34,400,000	$ 37,100,000